Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of supplemental information related to operating leases

	December 31,	December 31,
Balance Sheet information	2024	2023
Operating lease ROU assets	$116	$250

Operating lease liabilities, current portion	$115	$111
Operating lease liabilities, long-term portion	41	151
Total operating lease liabilities	$156	$262

Cash flow information for the twelve months ended December 31,	2024	2023
Cash paid for amounts included in the measurement of operating leases liabilities	$111	$228

Schedule of maturities of operating lease liabilities

2025	115
2026	59
Total lease payments	174
Less: imputed interest	18
Total lease liabilities	$156

Weighted-average remaining lease term at end of period (in years)	1.4
Weighted-average discount rate at end of period	6.9%